Fair Value of Financial Instruments (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value of Financial Instruments (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities – debt	$ 375,875
Less: current portion	332,517	$ 0	$ 0
Long-term portion	43,358	$ 0	$ 0
Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities – debt	0
Less: current portion	0
Long-term portion	0
Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities – debt	0
Less: current portion	0
Long-term portion	0
Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities – debt	375,875
Less: current portion	332,517
Long-term portion	$ 43,358